NOTE 5 - COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS AND CUSTOMER ADVANCES (Tables)	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Total Costs And Estimated Earnings In Excess Of Billings On Uncompleted Contracts
Costs incurred on uncompleted contracts	$2,684
Estimated earnings	2,062
Subtotal	4,746
Less: Billings to date	3,587
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Total Costs And Estimated Earnings Less Billings In Excess of Billings On Uncompleted Contracts
Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159
Less: Billings in excess of costs and estimated earnings on uncompleted contracts	—
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$1,159

Total Customer Advances - Net
Total advances	$7,485
Less: Advances on contracts under construction	3,587
Total customer advances	$3,898